3. Context, resilience measures and impacts of the COVID-19 pandemic (Details Narrative) - Organization of the petroleum exporting countries (OPEC) [member] - Other countries [member]	Jul. 31, 2020	Apr. 30, 2020
New agreement [member]
Statement Line Items [Line Items]
Description of reduction on combined production		9.7 million barrels per day (bpd) for May and June 2020.
Adherence agreement [member] | Subsequent events [member]
Statement Line Items [Line Items]
Description of reduction on combined production	Reduced from 9.7 million bpd to 7.7 million bpd as of August 2020, remaining at this level until December 2020.
Description of voluntary cuts on production	107%, when considering the additional voluntary cuts from Saudi Arabia, United Arab Emirates and Kuwait, and 95%, without them.